CONSOLIDATED STATEMENTS OF COMMON STOCK EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per share (in usd per share)	$ 1.27	$ 1.19	$ 1.11